WARRANTS	12 Months Ended
Jun. 30, 2022
WARRANTS
WARRANTS

22. WARRANTS

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Life Remaining (years)
June 30, 2020	10,249,500	0.53	2.00
Issued	6,790,000	0.35	1.97
Expired	(1,450,000)	1.29	0.00
June 30, 2021	15,589,500	$0.38	1.30
Issued	10,097,379	0.98	2.00
Exercised	(700,000)	0.30	0.16
Expired	(3,309,500)	0.48	-
June 30, 2022	21,677,379	$0.65	1.00

During the year ended June 30, 2022:

•	The Company issued 6,718,000 common share purchase warrants in connection with a non-brokered convertible debenture offering (Note 19);
•	The Company issued 3,379,379 common share purchase warrants in connection with a non-brokered private placement (Note 19);
•	700,000 common share purchase warrants were exercised (Note 19);
•	3,309,500 common share purchase warrants expired, unexercised; and
•	No common share purchase warrants were forfeited or cancelled.

During the year ended June 30, 2021:

•	the Company issued 6,790,000 common share purchase warrants to employees and directors, for the amendment of promissory notes payable, and a convertible debenture financing;
•	1,450,000 common share purchase warrants expired, unexercised; and
•	No common share purchase warrants were forfeited or cancelled.

The fair value of these issued warrants of was determined using the Black-Scholes Option Pricing Model with the following range of assumptions:

Stock price	$0.19-0.35
Risk-free interest rate	0.26-0.32%
Expected life	1-3 years
Estimated volatility in the market price of the common shares	87-89%
Dividend yield	nil

During the year ended June 30, 2022, the Company expensed $1,920 (June 30, 2021 - $941,854; June 30, 2020 - $179,362), in the fair value of warrants as a result of the issuances which have been recorded as share based compensation.